Weighted-Average Assumptions for Each Year in Calculating Fair Value of Options Granted (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Expected dividend yield
Risk free interest rate			2.60%
Minimum
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Expected volatility			128.09%
Expected life			0 years
Maximum
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Expected volatility			138.10%
Expected life			1 year 3 months 4 days